SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member] - $ / shares				1 Months Ended
	Oct. 14, 2016	Oct. 08, 2016	Oct. 07, 2016	Nov. 30, 2016	Oct. 26, 2016	Oct. 25, 2016	Oct. 24, 2016	Oct. 23, 2016	Oct. 22, 2016	Oct. 20, 2016	Oct. 19, 2016	Oct. 18, 2016
Issue Of Stock One [Member]
Stock Issued During Period, Shares, New Issues			20,000
Sale of Stock, Price Per Share			$ 0.0001
Issue Of Stock Two [Member]
Stock Issued During Period, Shares, New Issues		90,000
Sale of Stock, Price Per Share		$ 0.0001
Issue Of Stock Three [Member]
Stock Issued During Period, Shares, New Issues	10,000
Sale of Stock, Price Per Share	$ 0.0001
Issue Of Stock Four [Member]
Stock Issued During Period, Shares, New Issues												180,000
Sale of Stock, Price Per Share												$ 0.0001
Issue Of Stock Five [Member]
Stock Issued During Period, Shares, New Issues											10,000
Sale of Stock, Price Per Share											$ 0.0001
Issue Of Stock Six [Member]
Stock Issued During Period, Shares, New Issues										40,000
Sale of Stock, Price Per Share										$ 0.0001
Issue Of Stock Seven [Member]
Stock Issued During Period, Shares, New Issues									40,000
Sale of Stock, Price Per Share									$ 0.0001
Issue Of Stock Eight [Member]
Stock Issued During Period, Shares, New Issues								10,000
Sale of Stock, Price Per Share								$ 0.0001
Issue Of Stock Nine [Member]
Stock Issued During Period, Shares, New Issues							30,000
Sale of Stock, Price Per Share							$ 0.0001
Issue Of Stock Ten [Member]
Stock Issued During Period, Shares, New Issues						50,000
Sale of Stock, Price Per Share						$ 0.0001
Issue Of Stock Eleven [Member]
Stock Issued During Period, Shares, New Issues					10,000
Sale of Stock, Price Per Share					$ 0.0001
Issue Of Stock Twelve [Member]
Stock Issued During Period, Shares, New Issues				10,000
Sale of Stock, Price Per Share				$ 0.0001